Investments in Affiliates (Details) - Schedule of equity method investments - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total investments	¥ 4,035	¥ 335,808
CNFinance [Member]
Schedule of Equity Method Investments [Line Items]
Total investments		329,158
Others [Member]
Schedule of Equity Method Investments [Line Items]
Total investments	¥ 4,035	¥ 6,650